JPMorgan Diversified Return U.S. Equity ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
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List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
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submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.9%
General Dynamics Corp.	9,282	2,103,951
L3Harris Technologies, Inc.	1,599	383,712
Lockheed Martin Corp.	4,743	1,962,701
		4,450,364
Automobiles & Parts — 0.6%
Ford Motor Co.	114,387	1,680,345
Gentex Corp.	56,433	1,592,539
		3,272,884
Banks — 1.9%
Bank of America Corp.	38,476	1,300,874
Bank of Hawaii Corp.	3,504	280,705
Citizens Financial Group, Inc.	9,145	347,236
Discover Financial Services	8,908	899,708
Fifth Third Bancorp	41,304	1,409,292
Huntington Bancshares, Inc.	105,323	1,399,743
KeyCorp	19,758	361,571
Popular, Inc. (Puerto Rico)	12,923	1,003,729
Regions Financial Corp.	22,079	467,633
Truist Financial Corp.	28,148	1,420,630
US Bancorp	12,849	606,473
		9,497,594
Beverages — 2.5%
Brown-Forman Corp., Class B	22,617	1,678,634
Coca-Cola Co. (The)	33,084	2,123,000
Constellation Brands, Inc., Class A	7,658	1,886,242
Keurig Dr Pepper, Inc.	54,298	2,103,505
Molson Coors Beverage Co., Class B	35,896	2,144,786
Monster Beverage Corp. *	3,641	362,716
PepsiCo, Inc.	12,498	2,186,650
		12,485,533
Chemicals — 4.0%
Ashland Global Holdings, Inc.	17,775	1,785,854
Celanese Corp.	12,305	1,445,961
CF Industries Holdings, Inc.	21,159	2,020,473
Chemours Co. (The)	48,457	1,724,585
Dow, Inc.	30,753	1,636,367
Eastman Chemical Co.	16,727	1,604,621
Element Solutions, Inc.	71,481	1,412,465
Huntsman Corp.	57,737	1,672,063
LyondellBasell Industries NV, Class A	19,380	1,727,146
Mosaic Co. (The)	33,334	1,755,368
NewMarket Corp.	1,682	522,766
Olin Corp.	31,631	1,653,352
Westlake Corp.	15,804	1,538,361
		20,499,382

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — 2.0%
A O Smith Corp.	25,603	1,619,902
Carrier Global Corp.	8,723	353,543
Eagle Materials, Inc.	4,339	548,667
Fortune Brands Home & Security, Inc.	10,255	714,568
Louisiana-Pacific Corp.	29,359	1,868,113
Masco Corp.	25,215	1,396,407
Quanta Services, Inc.	17,561	2,436,238
Trane Technologies plc	8,889	1,306,594
		10,244,032
Consumer Services — 0.6%
eBay, Inc.	28,116	1,367,281
H&R Block, Inc.	11,872	474,405
Service Corp. International	12,796	952,790
		2,794,476
Electricity — 8.0%
Alliant Energy Corp.	26,335	1,604,592
American Electric Power Co., Inc.	20,462	2,016,735
Avangrid, Inc.	30,543	1,488,360
CMS Energy Corp.	26,171	1,798,733
Consolidated Edison, Inc.	21,045	2,089,137
Constellation Energy Corp.	12,185	805,428
Dominion Energy, Inc.	23,248	1,905,871
DTE Energy Co.	15,751	2,052,355
Entergy Corp.	12,783	1,471,707
Evergy, Inc.	29,857	2,038,039
Eversource Energy	1,355	119,538
Exelon Corp.	42,536	1,977,499
FirstEnergy Corp.	48,616	1,998,118
Hawaiian Electric Industries, Inc.	25,713	1,087,660
IDACORP, Inc.	14,908	1,665,522
NextEra Energy, Inc.	24,181	2,043,053
NRG Energy, Inc.	45,354	1,712,113
OGE Energy Corp.	50,551	2,076,635
Pinnacle West Capital Corp.	20,535	1,508,706
PPL Corp.	69,200	2,012,336
Public Service Enterprise Group, Inc.	29,977	1,968,590
Southern Co. (The)	27,645	2,125,624
Vistra Corp.	79,185	2,046,932
Xcel Energy, Inc.	15,983	1,169,636
		40,782,919
Electronic & Electrical Equipment — 1.0%
AMETEK, Inc.	8,101	1,000,473
Emerson Electric Co.	7,906	712,093
Hubbell, Inc.	4,706	1,030,708

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — continued
IDEX Corp.	3,894	812,873
Rockwell Automation, Inc.	5,413	1,381,831
		4,937,978
Finance & Credit Services — 0.5%
Ally Financial, Inc.	42,393	1,401,936
FactSet Research Systems, Inc.	1,220	524,210
OneMain Holdings, Inc.	12,771	475,081
		2,401,227
Food Producers — 6.8%
Archer-Daniels-Midland Co.	22,932	1,898,082
Bunge Ltd.	17,649	1,629,532
Campbell Soup Co.	38,430	1,896,520
Conagra Brands, Inc.	51,941	1,776,902
Corteva, Inc.	33,363	1,920,041
Darling Ingredients, Inc. *	23,674	1,640,135
Flowers Foods, Inc.	63,846	1,813,865
General Mills, Inc.	29,909	2,236,894
Hershey Co. (The)	9,873	2,250,649
Hormel Foods Corp.	32,202	1,588,847
Ingredion, Inc.	17,706	1,610,892
J M Smucker Co. (The)	15,764	2,085,892
Kellogg Co.	29,937	2,212,943
Kraft Heinz Co. (The)	52,947	1,950,038
McCormick & Co., Inc. (Non-Voting)	16,896	1,475,865
Mondelez International, Inc., Class A	32,198	2,061,960
Pilgrim's Pride Corp. *	21,732	681,733
Post Holdings, Inc. *	23,375	2,032,222
Tyson Foods, Inc., Class A	23,298	2,050,457
		34,813,469
Gas, Water & Multi-utilities — 3.5%
Ameren Corp.	21,626	2,013,813
American Water Works Co., Inc.	11,026	1,713,881
CenterPoint Energy, Inc.	65,204	2,066,315
Duke Energy Corp.	18,570	2,041,400
Essential Utilities, Inc.	4,988	259,077
National Fuel Gas Co.	28,415	2,055,541
NiSource, Inc.	66,396	2,018,438
Sempra Energy	11,801	1,956,606
UGI Corp.	40,400	1,743,664
WEC Energy Group, Inc.	19,870	2,062,705
		17,931,440
General Industrials — 2.3%
Carlisle Cos., Inc.	2,277	674,220
Eaton Corp. plc	13,094	1,943,019
Honeywell International, Inc.	4,937	950,175
Illinois Tool Works, Inc.	7,598	1,578,560

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
General Industrials — continued
ITT, Inc.	9,869	740,471
Packaging Corp. of America	7,951	1,117,990
Parker-Hannifin Corp.	3,518	1,017,019
RPM International, Inc.	20,682	1,869,653
Sherwin-Williams Co. (The)	6,136	1,484,544
Sonoco Products Co.	1,386	87,997
		11,463,648
Health Care Providers — 2.6%
Chemed Corp.	1,599	769,263
Cigna Corp.	7,797	2,146,982
DaVita, Inc. *	13,944	1,173,527
Elevance Health, Inc.	4,108	1,959,927
HCA Healthcare, Inc.	7,951	1,688,951
Humana, Inc.	734	353,788
IQVIA Holdings, Inc. *	3,861	927,683
Molina Healthcare, Inc. *	2,510	822,577
UnitedHealth Group, Inc.	4,236	2,297,352
Universal Health Services, Inc., Class B	10,494	1,180,260
		13,320,310
Household Goods & Home Construction — 1.0%
Leggett & Platt, Inc.	17,218	682,521
Lennar Corp., Class A	19,131	1,626,135
NVR, Inc. *	162	711,682
PulteGroup, Inc.	1,295	56,488
Toll Brothers, Inc.	5,365	263,851
Whirlpool Corp.	8,530	1,474,581
		4,815,258
Industrial Engineering — 0.6%
Caterpillar, Inc.	4,672	926,224
Cummins, Inc.	7,554	1,671,776
Otis Worldwide Corp.	4,503	351,999
		2,949,999
Industrial Materials — 0.4%
Avery Dennison Corp.	1,876	357,303
International Paper Co.	36,470	1,559,822
		1,917,125
Industrial Metals & Mining — 2.7%
Alcoa Corp.	8,194	416,993
Fastenal Co.	33,955	1,743,929
Freeport-McMoRan, Inc.	42,127	1,329,107
Nucor Corp.	15,879	2,156,368
Reliance Steel & Aluminum Co.	10,748	2,044,807
Southern Copper Corp. (Peru)	23,902	1,190,320
Steel Dynamics, Inc.	24,475	1,906,113

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — continued
Timken Co. (The)	10,922	714,080
United States Steel Corp.	83,277	1,969,501
		13,471,218
Industrial Support Services — 2.3%
Accenture plc, Class A	6,191	1,896,055
Booz Allen Hamilton Holding Corp.	12,658	1,214,915
Capital One Financial Corp.	14,872	1,633,392
MSC Industrial Direct Co., Inc., Class A	8,399	694,261
Robert Half International, Inc.	18,022	1,426,261
Synchrony Financial	49,639	1,661,914
Western Union Co. (The)	62,036	1,055,853
WW Grainger, Inc.	3,900	2,119,767
		11,702,418
Industrial Transportation — 0.8%
CSX Corp.	22,400	724,192
Norfolk Southern Corp.	4,118	1,034,318
PACCAR, Inc.	2,246	205,554
Ryder System, Inc.	6,153	481,903
Schneider National, Inc., Class B	8,859	224,398
Union Pacific Corp.	6,709	1,524,956
		4,195,321
Investment Banking & Brokerage Services — 1.5%
Ameriprise Financial, Inc.	3,080	831,354
Broadridge Financial Solutions, Inc.	1,203	193,142
Jefferies Financial Group, Inc.	23,823	775,915
Morgan Stanley	21,705	1,829,731
Nasdaq, Inc.	3,709	670,958
Raymond James Financial, Inc.	7,018	691,062
State Street Corp.	23,297	1,655,019
Virtu Financial, Inc., Class A	51,745	1,207,211
		7,854,392
Leisure Goods — 0.8%
Activision Blizzard, Inc.	15,786	1,262,091
Electronic Arts, Inc.	6,672	875,566
Garmin Ltd.	12,318	1,202,483
Harley-Davidson, Inc.	5,054	191,092
Pool Corp.	1,556	556,581
		4,087,813
Life Insurance — 0.8%
Aflac, Inc.	21,269	1,218,714
Globe Life, Inc.	5,195	523,292
MetLife, Inc.	7,976	504,482
Principal Financial Group, Inc.	8,184	547,837

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Life Insurance — continued
Prudential Financial, Inc.	4,409	440,856
Unum Group	31,924	1,027,634
		4,262,815
Media — 0.7%
Interpublic Group of Cos., Inc. (The)	50,094	1,496,308
Nexstar Media Group, Inc., Class A	10,821	2,038,352
		3,534,660
Medical Equipment & Services — 5.0%
Abbott Laboratories	16,744	1,822,417
Becton Dickinson and Co.	5,055	1,234,987
Bio-Rad Laboratories, Inc., Class A *	2,816	1,586,140
Bio-Techne Corp.	4,522	1,742,236
Danaher Corp.	7,041	2,052,240
Hologic, Inc. *	20,811	1,485,489
IDEXX Laboratories, Inc. *	3,349	1,336,854
Laboratory Corp. of America Holdings	7,114	1,865,220
Medtronic plc	16,339	1,511,684
PerkinElmer, Inc.	11,130	1,704,782
Quest Diagnostics, Inc.	12,088	1,650,858
QuidelOrtho Corp. *	8,485	865,810
STERIS plc	6,951	1,568,493
Stryker Corp.	4,679	1,004,815
Thermo Fisher Scientific, Inc.	3,441	2,059,129
West Pharmaceutical Services, Inc.	4,919	1,689,972
		25,181,126
Mortgage Real Estate Investment Trusts — 0.5%
New Residential Investment Corp.	83,908	915,436
Starwood Property Trust, Inc.	59,959	1,416,232
		2,331,668
Non-life Insurance — 2.7%
Allstate Corp. (The)	5,829	681,818
American Financial Group, Inc.	5,782	772,938
Aon plc, Class A	6,281	1,828,022
Assurant, Inc.	5,778	1,015,657
Chubb Ltd.	5,558	1,048,461
Fidelity National Financial, Inc.	30,120	1,203,595
Hanover Insurance Group, Inc. (The)	3,142	428,789
Hartford Financial Services Group, Inc. (The)	25,539	1,646,499
Marsh & McLennan Cos., Inc.	9,480	1,554,341
Old Republic International Corp.	13,536	314,983
Progressive Corp. (The)	17,518	2,015,621
W R Berkley Corp.	18,275	1,142,736
		13,653,460
Non-Renewable Energy — 4.4%
Antero Midstream Corp.	160,783	1,617,477

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Baker Hughes Co.	58,055	1,491,433
Chevron Corp.	8,673	1,420,464
Continental Resources, Inc.	21,198	1,460,330
Coterra Energy, Inc.	60,881	1,862,350
Devon Energy Corp.	27,914	1,754,395
DT Midstream, Inc.	7,112	391,373
EOG Resources, Inc.	15,321	1,704,002
Halliburton Co.	51,612	1,512,232
HF Sinclair Corp.	12,215	584,121
Marathon Oil Corp.	66,492	1,649,001
Pioneer Natural Resources Co.	7,526	1,783,286
Targa Resources Corp.	29,426	2,033,631
Texas Pacific Land Corp.	629	1,153,492
Williams Cos., Inc. (The)	56,371	1,921,687
		22,339,274
Personal Care, Drug & Grocery Stores — 4.9%
Albertsons Cos., Inc., Class A	68,340	1,834,929
AmerisourceBergen Corp.	13,501	1,970,201
Casey's General Stores, Inc.	8,307	1,683,413
Church & Dwight Co., Inc.	17,406	1,531,206
Clorox Co. (The)	10,929	1,550,169
Colgate-Palmolive Co.	20,945	1,649,209
CVS Health Corp.	21,579	2,064,679
Kimberly-Clark Corp.	12,258	1,615,482
Kroger Co. (The)	39,414	1,830,386
McKesson Corp.	6,361	2,172,790
Olaplex Holdings, Inc. *	42,280	727,216
Procter & Gamble Co. (The)	14,282	1,983,913
Spectrum Brands Holdings, Inc.	17,909	1,245,392
Sysco Corp.	17,244	1,464,016
Walgreens Boots Alliance, Inc.	44,208	1,751,521
		25,074,522
Personal Goods — 0.7%
Carter's, Inc.	2,842	231,566
Estee Lauder Cos., Inc. (The), Class A	6,642	1,813,930
NIKE, Inc., Class B	13,389	1,538,664
		3,584,160
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.4%
AbbVie, Inc.	14,071	2,019,329
Amgen, Inc.	7,807	1,931,998
Bristol-Myers Squibb Co.	27,676	2,041,935
Eli Lilly & Co.	6,691	2,205,956
Gilead Sciences, Inc.	25,602	1,529,720
Johnson & Johnson	11,719	2,045,200
Merck & Co., Inc.	17,092	1,526,999
Moderna, Inc. *	7,639	1,253,484

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Pfizer, Inc.	39,419	1,991,054
Regeneron Pharmaceuticals, Inc. *	2,552	1,484,473
United Therapeutics Corp. *	9,072	2,096,267
Vertex Pharmaceuticals, Inc. *	2,628	736,917
Zoetis, Inc.	9,526	1,738,971
		22,602,303
Precious Metals & Mining — 0.2%
Newmont Corp.	26,490	1,199,467
Real Estate Investment & Services — 0.7%
CBRE Group, Inc., Class A *	20,191	1,728,754
Jones Lang LaSalle, Inc. *	9,442	1,800,306
		3,529,060
Real Estate Investment Trusts — 7.8%
Alexandria Real Estate Equities, Inc.	4,712	781,155
American Homes 4 Rent, Class A	17,154	649,794
American Tower Corp.	4,697	1,272,089
Brixmor Property Group, Inc.	29,099	674,515
Camden Property Trust	9,817	1,385,179
Crown Castle International Corp.	9,200	1,662,072
CubeSmart	17,413	798,734
Digital Realty Trust, Inc.	10,901	1,443,837
Duke Realty Corp.	20,118	1,258,582
Extra Space Storage, Inc.	9,914	1,878,901
First Industrial Realty Trust, Inc.	10,549	548,021
Gaming and Leisure Properties, Inc.	33,451	1,739,118
Healthpeak Properties, Inc.	43,743	1,208,619
Iron Mountain, Inc.	38,704	1,876,757
Kimco Realty Corp.	71,365	1,577,880
Lamar Advertising Co., Class A	14,697	1,485,279
Life Storage, Inc.	11,344	1,428,096
Medical Properties Trust, Inc.	75,006	1,293,103
Mid-America Apartment Communities, Inc.	8,654	1,607,307
Omega Healthcare Investors, Inc.	20,119	623,689
Prologis, Inc.	13,524	1,792,741
Public Storage	5,592	1,825,285
Rayonier, Inc.	8,911	336,390
Simon Property Group, Inc.	14,368	1,560,940
Spirit Realty Capital, Inc.	17,289	766,594
Ventas, Inc.	25,662	1,380,102
VICI Properties, Inc.	60,861	2,080,838
Welltower, Inc.	20,526	1,772,215
Weyerhaeuser Co.	41,824	1,519,048
WP Carey, Inc.	18,616	1,662,409
		39,889,289
Renewable Energy — 0.0% ^
First Solar, Inc. *	1,792	177,713

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — 3.1%
AutoZone, Inc. *	727	1,553,883
Best Buy Co., Inc.	15,551	1,197,271
Dick's Sporting Goods, Inc. (a)	16,249	1,520,744
Kohl's Corp.	28,344	825,944
Lowe's Cos., Inc.	8,644	1,655,585
Macy's, Inc.	88,278	1,558,107
O'Reilly Automotive, Inc. *	2,348	1,652,029
Penske Automotive Group, Inc.	12,428	1,422,882
Target Corp.	7,796	1,273,710
Tractor Supply Co.	8,622	1,650,941
Williams-Sonoma, Inc.	11,257	1,625,736
		15,936,832
Software & Computer Services — 4.2%
Alphabet, Inc., Class A *	16,200	1,884,384
Amdocs Ltd.	9,742	848,139
Cadence Design Systems, Inc. *	11,815	2,198,535
Cognizant Technology Solutions Corp., Class A	27,948	1,899,346
Dolby Laboratories, Inc., Class A	5,036	389,786
Gartner, Inc. *	3,738	992,364
Hewlett Packard Enterprise Co.	96,349	1,372,010
International Business Machines Corp.	12,519	1,637,360
Intuit, Inc.	3,491	1,592,489
Kyndryl Holdings, Inc. *	1,769	18,521
Leidos Holdings, Inc.	350	37,450
Meta Platforms, Inc., Class A *	7,651	1,217,274
Microsoft Corp.	7,505	2,106,954
NortonLifeLock, Inc.	54,194	1,329,379
Oracle Corp.	22,603	1,759,418
Roper Technologies, Inc.	2,664	1,163,289
SS&C Technologies Holdings, Inc.	14,557	861,338
		21,308,036
Technology Hardware & Equipment — 4.8%
Amphenol Corp., Class A	19,984	1,541,366
Analog Devices, Inc.	12,210	2,099,632
Apple, Inc.	13,566	2,204,611
Applied Materials, Inc.	15,862	1,681,055
Broadcom, Inc.	3,649	1,953,966
Cirrus Logic, Inc. *	516	44,097
Concentrix Corp.	2,788	372,923
HP, Inc.	43,298	1,445,720
Intel Corp.	29,364	1,066,207
KLA Corp.	5,630	2,159,330
Lam Research Corp.	3,482	1,742,776
NetApp, Inc.	19,689	1,404,416
NVIDIA Corp.	8,079	1,467,389
Skyworks Solutions, Inc.	10,716	1,166,758
TD SYNNEX Corp.	7,699	773,134

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Teradyne, Inc.	14,987	1,512,038
Texas Instruments, Inc.	10,764	1,925,572
		24,560,990
Telecommunications Equipment — 2.5%
Arista Networks, Inc. *	17,794	2,075,314
Ciena Corp. *	31,981	1,650,220
Cisco Systems, Inc.	37,443	1,698,789
Juniper Networks, Inc.	68,050	1,907,441
Lumentum Holdings, Inc. *	22,594	2,043,853
Motorola Solutions, Inc.	8,534	2,036,127
Ubiquiti, Inc. (a)	5,051	1,523,533
Viasat, Inc. *	220	7,245
		12,942,522
Telecommunications Service Providers — 3.1%
Altice USA, Inc., Class A *	141,532	1,487,501
AT&T, Inc.	76,664	1,439,750
Cable One, Inc.	694	955,416
Charter Communications, Inc., Class A *	3,091	1,335,621
Comcast Corp., Class A	40,912	1,535,018
DISH Network Corp., Class A *	68,594	1,191,478
Frontier Communications Parent, Inc. *	24,218	627,488
Liberty Broadband Corp., Class C *	11,646	1,268,599
Lumen Technologies, Inc.	170,600	1,857,834
T-Mobile US, Inc. *	14,382	2,057,489
Verizon Communications, Inc.	38,395	1,773,465
		15,529,659
Tobacco — 0.7%
Altria Group, Inc.	38,650	1,695,189
Philip Morris International, Inc.	19,699	1,913,758
		3,608,947
Travel & Leisure — 0.1%
Travel + Leisure Co.	8,533	367,858
Waste & Disposal Services — 1.2%
Clean Harbors, Inc. *	12,367	1,206,895
Republic Services, Inc.	15,616	2,165,315
Stericycle, Inc. *	8,222	385,365
Waste Management, Inc.	13,193	2,171,040
		5,928,615
Total Common Stocks (Cost $445,686,903)		507,431,776
Short-Term Investments — 0.7%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)(Cost $732,135)	732,135	732,135

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.06% (b) (c)	700,277	699,927
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)	2,282,123	2,282,123
Total Investment of Cash Collateral from Securities Loaned (Cost $2,982,050)		2,982,050
Total Short-Term Investments (Cost $3,714,185)		3,714,185
Total Investments — 100.5% (Cost $449,401,088)		511,145,961
Liabilities in Excess of Other Assets — (0.5)%		(2,416,668)
NET ASSETS — 100.0%		508,729,293

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $2,952,757.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2022.
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	5	09/16/2022	USD	1,032,875	59,140

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments  ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$511,145,961	$—	$—	$511,145,961
Appreciation in Other Financial Instruments
Futures Contracts (a)	$59,140	$—	$—	$59,140

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	$20,205,079	$62,500,000	$82,000,000	$(5,152)	$—	$699,927	700,277	$13,026	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	1,191,071	30,349,223	30,808,159	—	—	732,135	732,135	3,718	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	3,486,227	61,446,411	62,650,515	—	—	2,282,123	2,282,123	4,881	—
Total	$24,882,377	$154,295,634	$175,458,674	$(5,152)	$—	$3,714,185		$21,625	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.